Summary of Significant Accounting Policies - Concentrations of Risk and Significant Customers (Details) - Customer Concentration Risk - Four Significant Customers	12 Months Ended
Dec. 31, 2021
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	81.00%
Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	82.00%